Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.38

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
2024080739			XXX	Calculated DSCR	XXX	XXX
2024080739			XXX	Cash Disbursement Date	XXX	XXX
2024080739			XXX	Prepayment Penalty Total Term	XXX	XXX